FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets
Schedule of Cash and cash equivalents

06/30/2025	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	58,336	58,336	58,336
Trade receivables and other current assets (Note 6)	5,349	5,349	5,349
Current financial assets	7,861	7,861	7,861
Cash and cash equivalents	45,125	45,125	45,125

12/31/2024	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	62,923	62,923	62,923
Trade receivables and other current assets (Note 6)	9,122	9,122	9,122
Current financial assets	13,494	13,494	13,494
Cash and cash equivalents	40,307	40,307	40,307